UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22079

RMR DIVIDEND CAPTURE FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Adam D. Portnoy, President RMR Dividend Capture Fund 400 Centre Street Newton, Massachusetts 02458	Thomas A. DeCapo, Esq. Skadden, Arps, Slate, Meagher & Flom LLP One Beacon Street Boston, Massachusetts, 02108

Christina T. Simmons, Esq. State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Voting Record

Fund	RCR

Company	American Financial Realty Trust
Ticker:	AFR	Cusip:	02607P305
Meeting Date:	2/13/2008	Record Date:	1/2/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve the merger of GKK Stars Acquisition Corp., a Maryland corporation, with and into American Financial Realty Trust, referred to as the Merger, and the other transactions contemplated by the Agreement and Plan of Merger, dated as of November 2, 2007, all as more fully described in the proxy statement.

		For	For	Management

2.00	To adjourn or postpone the special meeting, if necessary, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the merger.	For	For	Management

Company	Apartment Investment and Management Co., Inc.
Ticker:	AIV	Cusip:	03748R101
Meeting Date:	4/28/2008	Record Date:	2/29/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-James N. Bailey; 02-Terry Considine; 03-Richard S. Ellwood; 04-Thomas L. Keltner; 05-J. Landis Martin; 06-Robert A. Miller; 07-Thomas L. Rhodes; 08-Michael A. Stein.

		For	For	Management

2.00	To ratify the selection of Ernst & Young LLP to serve as independent registered public accounting firm for the Company for the fiscal year ending December 31, 2008.	For	For	Management

Company	Ashford Hospitality Trust, Inc.
Ticker:	AHT	Cusip:	044103109
Meeting Date:	5/13/2008	Record Date:	3/17/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Archie Bennett, Jr.; 02-Montgomery J. Bennett; 03-Martin L. Edelman; 04-W. D. Minami; 05-W. Michael Murphy; 06-Phillip S. Payne; 07-Charles P. Toppino.

		For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00

To approve amendments to the Company’s amended and restated 2003 Stock Incentive Plan that will (a) increase the number of shares of common stock reserved for issuance under the plan by 3,750,000 shares and (b) eliminate the current limitation on the maximum number of shares of common stock that can be issued under the plan to any one participant in any one calendar year.

		For	For	Management

Company	Boston Properties, Inc.
Ticker:	BPX	Cusip:	101121101
Meeting Date:	5/12/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Lawrence S. Bacow; 02-Zoe Baird; 03-Alan J. Patricof; 04-Martin Turchin.	For	For	Management

2.00	To ratify the Audit Committee’s appointment of PricewaterhouseCoopers LLP as Boston Properties, Inc.’s independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00	To consider and act upon a stockholder proposal concerning the annual election of directors, if properly presented at the annual meeting.	Against	Against	Shareholder(s)

Company	Brandywine Realty Trust
Ticker:	BDN	Cusip:	105368203
Meeting Date:	6/18/2008	Record Date:	3/27/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Walter D’Alessio; 02-D. Pike Aloian; 03-Anthony A. Nichols, Sr., 04-Donald E. Axinn; 05-Wyche Powler; 06-Michael J. Joyce; 07-Charles P. Pizzi; 08-Gerard H. Sweeney.

		For	For	Management

2.00	Ratification of the Audit Committee’s appointment of PricewaterhouseCoopers, LLP as independent registered public accounting firm.	For	For	Management

Company	CapLease, Inc.
Ticker:	LSE	Cusip:	140288101
Meeting Date:	6/11/2008	Record Date:	4/2/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Paul H. McDowell; 02-William R. Pollert; 03-Michael E. Gagliardi; 04-Stanley Kreitman; 05-Jeffrey F. Rogatz; 06-Howard A. Silver.	For	For	Management

2.00	Ratification of McGladrey & Pullen LLP as our independent registered public accounting firm for the year ending December 31, 2008.	For	For	Management

Company	Cohen & Steers Advantage Income Realty Fund, Inc.
Ticker:	RLF	Cusip:	19247W102
Meeting Date:	4/17/2008	Record Date:	2/25/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	1A-Election of Director: Bonnie Cohen; 1B-Election of Director: Richard E. Kroon.	For	For	Management

Company	Cohen & Steers Premium Income Realty Fund, Inc.
Ticker:	RPF	Cusip:	19247V104
Meeting Date:	4/17/2008	Record Date:	2/25/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	1A-Election of Director: Bonnie Cohen; 1B-Election of Director: Richard E. Kroon.	For	For	Management

Company	Cohen & Steers REIT and Preferred Income Fund, Inc.
Ticker:	RNP	Cusip:	19247X100
Meeting Date:	4/17/2008	Record Date:	2/25/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	1A-Election of Director: Bonnie Cohen; 1B-Election of Director: Richard E. Kroon.	For	For	Management

Company	Cohen & Steers REIT and Utility Income Fund, Inc.
Ticker:	RTU	Cusip:	19247Y108
Meeting Date:	4/1/2008	Record Date:

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To elect three Directors of the Fund, to serve until 2011 Annual Meeting of Stockholders and until their successors are duly elected and qualifty. 1. Bonnie Cohen; 2. Richard E. Kroon; and Willard H. Smith

		For	For	Management

1.00

Western’s proposal to elect its slate of director nominees, each to hold office until the 2011 annaul meeting of the Fund’s stockholders and until their successors are elected and qualify. Nominees: (01) Arthur D. Lipson; (02) William J. Roberts.

		Against	Against	Shareholder

2.00	To vote on adjournment of the Meeting, if proposed, in the discretion of the proxy holder.	For	For	Management

3.00	To vote and otherwise represent the undersigned on any other matter that may properly come before the meeting or any postponements or adjournments thereof.	For	For	Management

Company	Developers Diversified Realty Corp.
Ticker:	DDR	Cusip:	251591103
Meeting Date:	5/13/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Dean S. Adler; 02-Terrance R. Ahern; 03-Robert H. Gidel; 04-Victor B. MacFarlane; 05-Craig Macnab; 06-Scott D. Roulston; 07-Bary A. Sholem; 08-William B. Summers, Jr.; 09-Scott A. Wolstein.

		For	For	Management

2.00	To approve the 2008 Developers Diversified Realty Corporation Equity-Based Award Plan.	For	For	Management

3.00	To approve an amendment to the Company’s Amended and Restated Articles of Incorporation to adopt a majority vote standard in uncontested elections of directors.	For	For	Management

4.00	To approve an amendment to the Company’s Amended and Restated Articles of Incorporation to change the par value of the Company’s common shares from without par value to $0.10 par value per share.	For	For	Management

5.00	To ratify the selection of PricewaterhouseCoopers LLP as the Company’s independent accountants for the Company’s fiscal year ending December 31, 2008.	For	For	Management

Company	DiamondRock Hospitality Company
Ticker:	DRH	Cusip:	252784301
Meeting Date:	4/24/2008	Record Date:	3/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-William W. McCarten; 02-Daniel J. Altobello; 03-W. Robert Grafton; 04-Maureen L. McAvey; 05-Gilbert T. Ray; 06-John L. Williams.	For	For	Management

2.00	To ratify the selection of KPMG LLP as the independent auditors for DiamondRock Hospitality Company for the fiscal year ending December 31, 2008.	For	For	Management

Company	Duke Realty Corporation
Ticker:	DRE	Cusip:	264411505
Meeting Date:	4/30/2008	Record Date:	3/3/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Barrington H. Branch; 02-Geoffrey Button; 03-William Cavanaugh III; 04-Ngaire E. Cuneo; 05-Charles E. Eitel; 06-R. Glenn Hubbard, Ph.D.; 07-M. C. Jischke, Ph.D.; 08-L. Ben Lytle; 09-Dennis D. Oklak; 10-William O. McCoy; 11-Jack R. Shaw; 12-Robert J. Woodward, Jr..

		For	For	Management

2.00	Proposal to ratify the reappointment of KPMG LLP as its independent registered public accounting firm.	For	For	Management

Company	DWS Dreman Value Income Edge
Ticker:	DHG	Cusip:	23339M105
Meeting Date:	5/20/2008	Record Date:	3/28/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-John W. Ballantine*; 02-Kenneth C. Froewiss*; 03-Rebecca W. Rimel*; 04-Axel Schwarzer*; 05-Dawn-Marie Driscoll**; 06-Keith R. Fox**; 07-Richard J. Herring**; 08-W. N. Searcy, Jr.**; 09-H. P. Becton, Jr.***; 10-J. Gleason Stromberg***. Note: * = Class I Directors; ** = Class II Directors; *** = Class III Directors.

		For	For	Management

Company	FelCor Lodging Trust Incorporated
Ticker:	FCH	Cusip:	31430F101
Meeting Date:	5/21/2008	Record Date:	3/27/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	1A-Election of Director: Thomas J. Corcoran, Jr.; 1B-Election of Director: Robert F. Cotter; 1C-Election of Director: Thomas C. Hendrick; 1D-Election of Director: Mark D. Rozells.	For	For	Management

2.00	Amendment of FelCor’s 2005 Restricted Stock and Stock Option Plan to increase the number of shares of common stock by 1,800,000 shares.	For	For	Management

3.00	Ratification of the appointment of PricewaterhouseCoopers LLP as FelCor’s independent registered public accounting firm.	For	For	Management

Company	First Industrial Realty Trust, Inc.
Ticker:	FR	Cusip:	32054K103
Meeting Date:	5/20/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Michael W. Brennan*; 02-Michael G. Damone*; 03-Kevin W. Lynch*; 04-J. W. M. Brenninkmeijer**. Note: * = Term, if elected, expires in 2011; ** = Term, if elected, expires in 2009.

		For	For	Management

2.00	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm.	For	For	Management

Company	First Potomac Realty Trust
Ticker:	FPO	Cusip:	33610F109
Meeting Date:	5/22/2008	Record Date:	3/17/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Robert H. Arnold; 02-Richard B. Chess; 03-Douglas J. Donatelli; 04-Louis T. Donatelli; 05-J. Roderick Heller, III; 06-R. Michael McCullough; 07-Alan G. Merten; 08-Terry L. Stevens.

		For	For	Management

Company	Gramercy Capital Corp.
Ticker:	GKK	Cusip:	384871109
Meeting Date:	6/25/2008	Record Date:	4/4/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Jeffrey E. Kelter; 02-Charles S. Laven.	For	For	Management

2.00	To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00	To approve and ratify the adoption of the 2008 Employee Stock Purchase Plan.	For	For	Management

Company	Healthcare Realty Trust
Ticker:	HR	Cusip:	421946104
Meeting Date:	5/13/2008	Record Date:	3/13/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-David R. Emery; 02-Batey M. Greesham, Jr.; 03-Dan S. Wilford.	For	For	Management

2.00	Proposal to ratify the appointment of BDO Seidman, LLP as the Company’s independent registered public accounting firm.	For	For	Management

Company	Hersha Hospitality Trust
Ticker:	HT	Cusip:	427825104
Meeting Date:	5/22/2008	Record Date:	3/31/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Donald J. Landry; 02-Thomas S. Capello; 03-Jay H. Shah.	For	For	Management

2.00	Approval of the Hersha 2008 Equity Incentive Plan.	For	For	Management

3.00	Ratification of KPMG LLP as the Company’s independent registered public accounting firm.	For	For	Management

Company	Host Hotels & Resorts, Inc.
Ticker:	HST	Cusip:	44107P104
Meeting Date:	5/14/2008	Record Date:	3/27/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

1A-Election of Director: Robert M. Baylis; 1B-Election of Director: Terence C. Golden; 1C-Election of Director: Ann M. Korologos; 1D-Election of Director: Richard E. Marriott; 1E-Election of Director: Judith A. McHale; 1F-Election of Director: John B. Morse, Jr.; 1G-Election of Director: W. Edward Walter.

		For	For	Management

2.00	Ratify appointment of KPMG LLP as independent auditors.	For	For	Management

Company	LaSalle Hotel Properties
Ticker:	LHO	Cusip:	517942108
Meeting Date:	4/24/2008	Record Date:	2/15/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Jon E. Bortz; 02-Donald A. Washburn.	For	For	Management

2.00	To ratify the appointment of the Company’s independent registered public accountants for the year ending December 31, 2008.	For	For	Management

Company	Lexington Realty Trust
Ticker:	LXP	Cusip:	529043101
Meeting Date:	5/20/2008	Record Date:	3/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-E. Robert Roskind; 02-Richard J. Rouse; 03-T. Wilson Eglin; 04-Clifford Broser; 05-Geoffrey Dohrmann; 06-Harold First; 07-Richard Frary; 08-Carl D. Glickman; 09-James Grosfeld; 10-Kevin W. Lynch.

		For	For	Management

2.00	To ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2008.	For	For	Management

Company	Liberty Property Trust
Ticker:	LRY	Cusip:	531172104
Meeting Date:	5/15/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Frederick F. Buchholz; 02-Thomas C. Deloach, Jr.; 03-Daniel P. Garton; 04-Stephen B. Siegel.	For	For	Management

2.00	Approval of the proposal to ratify the selection of Ernst & Young LLP as the Trust’s independent registered public accounting firm for 2008.	For	For	Management

Company	LMP Real Estate Income Fund Inc.
Ticker:	RIT	Cusip:	50208C108
Meeting Date:	4/28/2008	Record Date:	3/3/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Daniel P. Cronin; 02-Paolo M. Cucchi; 03-Riordan Roett.	For	For	Management

Company	Mack-Cali Realty Corporation
Ticker:	CLI	Cusip:	554489104
Meeting Date:	5/21/2008	Record Date:	4/3/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Nathan Gantcher; 02-David S. Mack; 03-William L. Mack; 04-Alan G. Philibosian.	For	For	Management

2.00	Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Company for the fiscal year ending December 31, 2008.	For	For	Management

Company	National Retail Properties, Inc.
Ticker:	NNN	Cusip:	637417106
Meeting Date:	5/30/2008	Record Date:	4/1/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Denins E. Gershenson; 02-Kevin B. Habicht; 03-Clifford R. Hinkle; 04-Richard B. Jennings; 05-Ted B. Lanier; 06-Robert C. Legler; 07-Craig MacNab; 08-Robert Martinez.

		For	For	Management

2.00	To ratify the selection of the independent registered public accounting firm for 2008.	For	For	Management

Company	Nationwide Health Properties, Inc.
Ticker:	NHP	Cusip:	638620104
Meeting Date:	5/2/2008	Record Date:	2/29/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-R. Bruce Andrews; 02-Charles D. Miller.	For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as the Company’s independent accountants for the calendar year ending December 31, 2008.	For	For	Management

Company	Neuberger Berman R/E Securities
Ticker:	NRO	Cusip:	64190A103
Meeting Date:	5/28/2008	Record Date:	3/27/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Martha C. Goss; 02-Robert A. Kavesh; 03-Edward J. O’Brien; 04-William E. Rulon; 05-Candace L. Straight.	For	For	Management

2.00

To consider, if properly presented at the meeting, a stockholder proposal to request that the Board of Directors establish a special committee to investigate suitable alternatives to replace the Fund’s investment manager, Neuberger Berman Management.

		Against	Against	Shareholder

Company	Parkway Properties, Inc.
Ticker:	PKY	Cusip:	70159Q104
Meeting Date:	5/8/2008	Record Date:	3/18/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Daniel P. Friedman; 02-Roger P. Friou; 03-Martin L. Garcia; 04-Michael J. Lipsey; 05-Steven G. Rogers; 06-Leland R. Speed; 07-Troy A. Stovall; 08-Lenore M. Sullivan.

		For	For	Management

2.00	To consider and ratify the appointment of Ernst & Young LLP as independent accountants of the Company for the 2008 fiscal year.	For	For	Management

Company	Realty Income Corporation
Ticker:	O	Cusip:	756109104
Meeting Date:	5/13/2008	Record Date:	3/14/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Kathleen R. Allen; 02-Donald R. Cameron; 03-William E. Clark, Jr.; 04-Priya Cherian Huskins; 05-Roger P. Kuppinger; 06-Thomas A. Lewis; 07-Michael D. McKee; 08-Gregory T. McLaughlin; 09-Ronald L. Merriman; 10-Willard H. Smith, Jr.

		For	For	Management

2.00	Ratification of appointment of KPMG LLP as the independent registered public accounting firm for fiscal year ending December 31, 2008.	For	For	Management

Company	Sun Communities, Inc.
Ticker:	SUI	Cusip:	866674104
Meeting Date:	7/18/2008	Record Date:	4/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election for the following nominees: 01-Gary A. Shiffman; 02-Ronald L. Piasecki.	For	For	Management

2.00	Ratification of appointment of Grant Thornton LLP.	For	For	Management

Company	Sunstone Hotel Investors, Inc.
Ticker:	SHO	Cusip:	867892101
Meeting Date:	5/7/2008	Record Date:	3/25/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Robert A. Alter; 02-Lewis N. Wolff; 03-Z. Jamie Behar; 04-Thomas A. Lewis; 05-Keith M. Locker; 06-Keith P. Russell.	For	For	Management

2.00	Ratification of the Audit Committee’s appointment of Ernst & Young LLP to act as the independent public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00	Adoption of the Executive Incentive Plan.	For	For	Management

Company	The Zweig Total Return Fund, Inc.
Ticker:	ZTR	Cusip:	989837109
Meeting Date:	5/6/208	Record Date:	3/11/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Wendy Luscombe; 02-R. Keith Walton.	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Dividend Capture Fund

/s/ Adam D. Portnoy	/s/ Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 27, 2008